FINANCIAL ASSETS AND LIABILITIES - Interest Rate Risk Management (Details) - Interest Rate Swap [Member] $ in Millions	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Derivative, Number of Instruments Held	9	7
Derivative, notional amount	$ 500	$ 400